COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2023	May 20, 2023	Mar. 21, 2023	Jul. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Consultant fee					$ 1,157,117	$ 729,893	$ 2,030,556	$ 924,671	$ 3,146,692	$ 265,575
Accounts payable					6,274,695		6,274,695		3,475,570	$ 669,231
Related party consulting expense									159,600
Related party accounts payable									99,750
Consulting expenses							$ 33,750
Loss contingency, damages sought, value	$ 324,000
Loss Contingency Accrual									0
Damages from Product Defects [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value				$ 324,000
Standard Consulting Agreement [Member]
Loss Contingencies [Line Items]
Business combination reason for business combination							The first consulting agreement commences on June 1, 2024 and has a term of five years. In exchange for consulting services provided, the consultant is to receive a monthly retainer of $23,333. In the event that the consultant meets their demise during the term of the agreement, the retainer shall be reduced to $11,667 per month. The second consulting agreement commenced on June 4, 2024 and has a term of five years. In exchange for consulting services provided, the consultant is to receive a monthly retainer of $10,417.
Consultant [Member]
Loss Contingencies [Line Items]
Related party consulting expense							$ 192,794		30,767
March 2023 Agreement [Member]
Loss Contingencies [Line Items]
Other commitments, description			As consideration, the Company agreed to pay the consultant a monthly fee of $10,000 through the course of the three-year term of the agreement. Upon reaching the maturity, both parties may agree to an optional one-year term extension. Additionally, the Company agreed to pay the consultant a success fee equal to: (1) one percent (1%) of the purchase price paid by the Company to acquire an enterprise engaged in the business of hauling, transportation, waste brokerage, and recycling, (2) two percent (2%) of the purchase price paid by the Company for all stand-alone landfills and transfer stations, (3) one percent (1%) of the revenue received by the Company, for a twelve month period commencing upon execution, for all municipal or large commercial contracts, and 4) one and twenty-five hundredths percent (1.25%) of the purchase price received by the Company for transfer stations associated with a professionally recognized hauling company. As of June 30, 2024 there is an accounts payable balance of $220,000. During the three and six months ended June 30, 2024, the Company recognized expenses of $30,000 and $130,000, respectively.
Consultant fee			$ 10,000
Consulting agreements initial term			3 years
Accounts payable					220,000		220,000
Other expenses					$ 30,000		130,000
Consulting agreements extension term			1 year
May 2023 Agreement [Member]
Loss Contingencies [Line Items]
Other commitments, description		As consideration, the Company agreed to pay a monthly retainer of $19,950 and an acquisition bonus on any acquisition by the Company of a third-party business. The acquisition bonus will be calculated as equal to: (1) two and ninety-five hundredths percent (2.95%) of the first $50,000,000 of consideration paid for the acquisition, (2) one and seventy-five hundredths percent (1.75%) of the next $150,000,000 of consideration paid for the acquisition, and (3) one and twenty-five hundredths percent (1.25%) of the consideration paid for the acquisition over the first $200,000,000 paid. The Company recognized related party consulting expense of $119,700 during the six months ended June 30, 2024 due to the May 2023 Agreement. As of June 30, 2024 and December 31, 2023, the Company had a related party accounts payable balance of $518,461 and $99,750, respectively, due to the May 2023 Agreement. As of June 30, 2024 and December 31, 2023, the Company also had a related party accounts payable balance of $192,794 and $30,767, respectively, due to expenses paid by the consultant on behalf of the Company.
Consultant fee		$ 19,950
Consulting agreements initial term		2 years
Consulting agreements extension term		1 year
Related party consulting expense							119,700
Related party accounts payable							$ 518,461		$ 99,750